UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
October 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 97.28%

Agriculture Fishing & Ranching - 3.24%
10,830	Calavo Growers, Inc. *	798,171

Auto Parts - 1.70%
6,050	Dorman Products, Inc. *	418,115

Back Office Support HR & Consulting - 6.62%
10,780	WageWorks, Inc. *	687,225
8,530	Maximus, Inc.	566,648
10,015	WNS Holdings Ltd. (India) *	379,769
		1,633,642

Banks: Diversified - 4.06%
17,403	Centerstate Banks, Inc.	463,616
3,500	South State Corp.	315,175
8,450	Veritex Holdings, Inc. *	222,742
		1,001,533

Banks: Savings/Thrifts & Mortgage Lending - 5.93%
45,380	Banc of California, Inc.	955,249
12,730	Legacy Texas Financial Group, Inc. *	507,800
		1,463,049

Biotechnology - 6.18%
12,480	PRA Health Sciences, Inc. *	1,016,246
13,635	Repligen Corp. *	507,222
		1,523,468

Building Materials - 1.20%
21,010	PGT Innovations, Inc.*	296,241

Chemicals: Specialty - 1.54%
2,445	Quaker Chemical Corp.	379,757

Computer Services Software & Systems - 14.42%
14,012	Pegasystems, Inc.	816,900
14,000	Broadsoft, Inc. *	767,900
14,272	Qualys, Inc. *	754,989
13,540	MINDBODY, Inc. *	436,665
8,020	Mercury Systems, Inc. *	404,769
4,155	Ellie Mae, Inc. *	373,742
		3,554,965

Cosmetics - 2.74%
14,621	Inter Parfums, Inc.	676,952

Diversified Materials & Processing - 3.43%
6,390	Cabot Microelectronics Corp.	617,721
8,900	Insteel Industries, Inc.	227,395
		845,116

Foods - 1.37%
2,535	J&J Snack Foods Corp.	337,586

Health Care Services - 5.36%
20,080	Cotiviti Holdings, Inc. *	706,013
7,670	Medidata Solutions, Inc. *	577,014
1,320	Tabula Rasa HealthCare, Inc. *	38,122
		1,321,149

Medical & Dental Instruments & Supplies - 3.88%
5,060	Cantel Medical Corp. *	496,285
3,130	Neogen Corp. *	251,026
6,575	LeMaitre Vascular, Inc.	210,466
		957,777

Office Supplies Equipment - 2.88%
25,260	Knoll, Inc.	536,017
11,144	Kornit Digital Ltd. (Israel) *	173,289

		709,306

Oil: Crude Producers - 3.28%
37,255	WildHorse Resource Development Corp. *	484,688
29,155	Callon Petroleum Co. *	323,329
		808,017

Pharmaceuticals - 8.66%
18,210	Supernus Pharmaceuticals, Inc. *	757,536
12,140	Prestige Brands Holdings, Inc. *	569,366
13,020	Cambrex Corp. *	563,115
2,525	Heska Corp. *	246,188
		2,136,205
Recreational Vehicles & Boats - 2.16%
4,294	LCI Industries, Inc.	531,597

Restaurants - 1.27%
12,370	Sonic Corp.	314,198

Semiconductors & Components - 6.41%
9,259	Ceva, Inc. *	447,210
4,140	Silicon Laboratories, Inc. *	392,886
9,460	Inphi Corp. *	387,671
14,375	MaxLinear, Inc. *	351,756
		1,579,523

Specialty Retail - 2.34%
9,098	SiteOne Landscape Supply, Inc. *	577,814

Textiles Apparel & Shoes - 3.05%
19,300	Steven Madden Ltd. *	752,700

Truckers - 3.71%
14,110	SAIA, Inc. *	914,328

Utilities: Telecommunications - 1.85%
8,455	Cogent Communications Holdings, Inc.	455,724

TOTAL FOR COMMON STOCKS (Cost $19,189,046) - 97.28%		$ 23,986,933

SHORT TERM INVESTMENT - 2.82%
696,282	First American Government Obligation Fund - Class Z 0.917% ** (Cost $696,282)	696,282

TOTAL INVESTMENTS (Cost $19,885,328) *** - 100.10%		$ 24,683,215

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10%)		(24,633)

NET ASSETS - 100.00%		$ 24,658,582

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2017
***At October 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,885,328 amounted to $4,797,887.

1. SECURITY TRANSACTIONS
At October 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,885,328 amounted to $4,797,887.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,986,933	$0	$0	$23,986,933
Short Term Investment	$696,282	$0	$0	$696,282
Total	$24,683,215	$0	$0	$24,683,215

Ranger Quest for Income and Growth Fund
Schedule of Investments
October 31, 2017 (Unaudited)

Shares	Value

COMMON STOCKS - 77.04%

Automobiles - 1.02%
2,005	Daimler AG (Germany) *	$ 166,510

Banks - 10.35%
6,340	J.P. Morgan Chase & Co.	637,867
575,820	Lloyds Banking Group Plc. (United Kingdom)	522,418
6,860	HSBC Holdings Plc (United Kingdom)	334,562
59,545	Intesa Sanpaolo SpA (Italy) *	200,188
		1,695,035

Beverages - 5.56%
636,103	Thai Beverage PCL (Thailand) *	457,381
3,690	Anheuser-Busch InBev SA/NV (Belgium) *	453,058
		910,439

Biotechnology - 2.94%
5,340	Abbvie, Inc.	481,935

Capital Markets - 9.30%
3,720	CME Group, Inc.	510,272
9,080	Main Street Capital Corp.	364,744
18,280	Golub Capital BDC, Inc.	346,589
18,770	Ares Capital Corp.	301,822
		1,523,427

Chemicals - 3.96%
6,510	The Dow Chemical Co. *	470,738
1,720	Lyondellbasell Industries NV (Netherlands)	178,072
		648,810

Diversified Telecommunication Services - 4.77%
278,140	HKT Trust & HKT, Ltd. (Hong Kong)	339,763
5,181	BCE, Inc. (Canada)	239,292
6,030	AT&T, Inc.	202,910
		781,965

Electric Utilities - 2.56%
67,671	Enel Spa (Italy) *	419,777

Energy Equipment & Services - 1.90%

35,050	Ocean Yield ASA *	312,157

Food Products - 3.38%
28,350	Marine Harvest ASA (Norway) *	553,562

Hotels, Restaurants & Leisure - 3.86%
9,970	Las Vegas Sands Corp.	631,899

Independent Power Producers & Energy Traders - 2.36%
20,380	Capital Power Corp. (Canada)	386,024

Insurance - 3.72%
73,290	Insurance Australia Group (Australia)	367,928
2,570	Swiss RE AG ORD (Switzerland) *	241,797
		609,725

Machinery - 2.77%
3,480	PACCAR, Inc.	249,620
1,150	Cummins, Inc.	203,412
		453,032

Marine - 1.09%
28,660	Costamare, Inc. (Monaco)	177,979

Oil, Gas & Consumable Fuels - 2.24%
11,410	Royal Dutch Shell Plc. B (United Kingdom)	367,067

Real Estate Management & Development - 2.38%
262,001	New World Development (Hong Kong) *	390,238

Semiconductors & Semiconductor Equipment - 5.67%
12,710	Intel Corp.	578,178
8,300	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) *	351,339
		929,517

Software - 3.67%
7,230	Microsoft Corp.	601,391

Transportation Infrastructure - 1.45%
43,570	Sydney Airport (Australia) *	237,067

Wireless Telecommunication Services - 2.09%
26,890	Tele2 Ab (Sweden) *	341,821

TOTAL FOR COMMON STOCKS (Cost $10,777,247) - 77.04%		12,619,377

REAL ESTATE INVESTMENT TRUSTS - 8.93%

Equity Real Estate Investment Trust - 3.25%
200,936	Ascendas Real Estate Investment Trust (Singapore) *	403,955
10,403	Colony Northstar, Inc. - Class A	127,749
		531,704

Mortgage Real Estate Investment Trust - 5.68%
17,542	Blackstone Mortgage Trust, Inc.	558,362
17,354	Starwood Property Trust, Inc.	373,284
		931,646

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,408,243) - 8.93%		1,463,350

PREFERRED STOCKS - 0.93%
Capital Markets - 0.93%
6,660	Goldman Sachs Group Inc. 4.000% Perpetual	151,648

TOTAL FOR PREFERRED STOCKS (Cost $157,823) - 0.93%		151,648

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 9.97%

Capital Markets - 5.48%
16,150	Blackstone Group, L.P.	537,634
17,923	KKR & Co. L.P.	359,356
		896,990

Electric Utilities - 3.00%
11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	491,661

Real Estate Management & Development - 1.49%
13,940	Landmark Infrastructure Partners, LP	244,995

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $1,332,670) - 9.97%		$ 1,633,646

SHORT TERM INVESTMENT - 3.10%
507,471	First American Government Obligation Fund - Class Z 0.917% ** (Cost $507,471)	507,471

TOTAL INVESTMENTS (Cost $14,183,454) - 99.97%		16,375,492

OTHER ASSETS LESS LIABILITIES - 0.03%		4,294

NET ASSETS - 100.00%		$ 16,379,786

ADR - American Depository Receipts.
* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at October 31, 2017
***At October 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,183,454 amounted to $2,192,038.

1. SECURITY TRANSACTIONS
At October 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,183,454 amounted to $2,192,038.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$12,619,377	$0	$0	$12,619,377
Real Estate Investment Trusts	$1,463,350	$0	$0	$1,463,350
Preferred Stocks	$151,648			$151,648
Master Limited Partnerships & Publicly Traded Partnerships	$1,633,646	$0	$0	$1,633,646
Short Term Investment	$507,471	$0	$0	$507,471

Total	$16,375,492	$0	$0	$16,375,492

ITEM 2. CONTROLS AND PROCEDURES.

   (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

   (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 12, 2017

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date December 12, 2017